11. CONVERTIBLE NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
CONVERTIBLE NOTES PAYABLE

As of June 30, 2018, the following summarizes amounts owed under convertible notes payable:

	Amount	Unamortized Discount	Convertible Notes Payable, net of discount
Evey Note	$56,616	$30,960	$25,656
“Lender” Note	1,500,000	53,956	1,446,044
Convertible Notes Payable – Current Portion	$1,556,616	$84,916	$1,471,700

Pegasus Note	$100,000	$–	$100,000
Convertible Notes Payable – Long term Portion	$100,000	$–	$100,000

Pegasus Note

On December 19, 2009, the Company entered into a convertible promissory note for $100,000 to a new landlord in lieu of paying rent for one year for new office space. The interest is 10% per annum with the note principal and interest originally due December 18, 2010. However, if the Company receives greater than $1,000,000 of proceeds from debt or equity financing, 25% of the amount in excess of $1,000,000 shall be used to pay down the note. This note is subordinate to all existing senior indebtedness of the Company. This note is convertible at $0.33 per share and had no beneficial conversion feature at the note date.

Through a series of amendments, the term of the note was extended until December 31, 2016, and waived, through December 31, 2015, the requirement to pay down the note with financing proceeds received by the Company.

Effective June 13, 2018, the Company entered into a further amendment to extend the maturity date of this note to December 31, 2019 and waive the past requirements to pay the note with financing proceeds received by the Company. Additionally, the note holders agreed not to offer for sale, issue, sell, contract to sell, pledge or otherwise dispose of any of our common stock or securities convertible into common stock, before December 31, 2019. There were no additional fees or discounts associated with this amendment. This modification was treated as an extinguishment as the change in fair value of the embedded conversion option just before and just after the modification was more than 10% of the carrying amount of the note. The market price of the Company’s stock was below the conversion price at the time of the modification, therefore no beneficial conversion feature needed to be recorded.

As of June 30, 2018, the note had a balance of $100,000 with accrued and unpaid interest amounting to $85,151 which is included in accrued expenses (See Note 4).

Evey Note

Prior to fiscal 2011, the Company was advanced monies by John Evey, our former director, and executed a 10% convertible promissory note with compounding interest which was convertible into shares of common stock at $0.33 per share. There was no beneficial conversion feature at the note date and this note is subordinate to the then existing notes. Through a series of amendments from the original due date, the conversion price of the convertible note was reduced to $0.20 and the maturity date was extended to December 31, 2017.

Effective June 27, 2018, the Company entered into a further extension agreement to extend the maturity date of this note to July 1, 2019. Additionally, Mr. Evey agreed not to offer for sale, issue, sell, contract to sell, or otherwise dispose of any of our common stock or securities convertible into common stock on or before December 31, 2018 and not to offer for sale, issue, sell, contract to sell, pledge, or otherwise dispose of any of our common stock issuable upon the conversion of the note, on or before July 1, 2019. There were no additional fees or discounts associated with this extension. This modification was treated as an extinguishment as the change in fair value of the embedded conversion option just before and just after the modification was more than 10% of the carrying amount of the note. The Company recorded debt discount amounting to $30,960 for the value of the beneficial conversion feature and will amortize this to interest expense over the remaining term of the loan.

For the six month period ended June 30, 2018, in lieu of interest payments, the Company made principal payments totaling $6,000. As of June 30, 2018, this note has a balance, net of $30,960 of discount, amounting to $25,656 with accrued interest amounting to $67,272 which is included in accrued expenses (See Note 4). The note continues to bear interest at a rate of 10%.

“Lender” Note

On September 18, 2017, in addition to entering into a revolving convertible line of credit (See Note 5), the Company also entered into a $1,500,000 secured convertible promissory note with the same unaffiliated lender (the “Lender”). The Note bears simple interest at the floating rate per annum equal to the 12 month USD LIBOR index rate quoted from time to time in New York, New York by the Bloomberg Service plus 400 basis points (the “Interest Rate”). The Interest Rate will be adjusted on the first day of each calendar month during the term of the Note to reflect any changes in the 12 month LIBOR rate as quoted at on that day, or if that day is not a business day, on the next business day thereafter. Interest will only accrue on outstanding principal. Accrued unpaid interest is payable monthly on the first calendar day of each month for interest accrued during the previous month, with all outstanding principal and accrued unpaid interest payable in full on or before September 17, 2018 to the extent not converted into shares of the Company’s common stock. The Note is secured by a perfected recorded first priority security interest in all of the Company’s assets, as set forth in a certain Security Agreement by and between the Company and the Lender, dated September 18, 2017. At any time until the Maturity Date, and provided Lender gives the Company written notice of Lender’s election to convert prior to any prepayment of this Note by the Company with respect to converting that portion of this Note covered by the prepayment, the Lender has the right to convert all or any portion of the outstanding principal and accrued interest (the “Conversion Amount”), into such number of fully paid and nonassessable shares of the Company’s common stock as is determined by dividing the Conversion Amount by the greater of (i) fifteen cents ($0.15) or (ii) 75% of the Volume Weighted Average Price of the Company’s common stock that is quoted on a public securities trading market (if more than one, the one with the then highest trading volume), during the five (5) consecutive trading days immediately prior to the date of the Lender’s written notice of its election to convert.

As additional consideration for the loan evidenced by the Note, the Company agreed to issue to the Lender common stock purchase warrants exercisable for a period of three years from the date of issuance with an exercise price equal to $0.15 per share. The number of warrants issuable to the Lender is equal to 25% of the loan Amount divided by fifteen cents ($0.15). As of September 18, 2017, the Company issued 2,500,000 common stock purchase warrants under this provision having a fair value of $187,142 using the Black-Scholes valuation methodology, and each with a $0.15 exercise price. As a result of this transaction, the Company recorded $232,767 of debt discount consisting of the relative fair value of the warrants of $166,384 and a beneficial conversion feature of $66,384, which is being amortized to interest expense over the term of the note.

During any time when the Note is outstanding, or when the Lender holds any Company stock, or any warrants to acquire Company stock where the combination of both could result in the Lender owning stock with a current value of one million dollars or greater, in the Company, the Lender will have certain review and consulting rights as described in the Note.

As of June 30, 2018, the convertible note had a balance, net of $53,956 of debt discount, amounting to $1,446,044.

As of December 31, 2016, the $100,000 owed under convertible notes payable consisted only of the Pegasus note.

As of December 31, 2017, the following summarizes amounts owed under convertible notes payable:

	Amount	Discount	Convertible Notes Payable, net of discount
Pegasus Note	$100,000	$–	$100,000
“Lender” Note	1,500,000	175,668	1,324,332
	$1,600,000	$175,668	$1,424,332

Pegasus Note

On December 19, 2009, the Company entered into a convertible promissory note for $100,000 to a new landlord in lieu of paying rent for one year for new office space. The interest is 10% per annum with the note principal and interest originally due December 18, 2010 and subsequently extended until December 31, 2012. However, if the Company receives greater than $1,000,000 of proceeds from debt or equity financing, 25% of the amount in excess of $1,000,000 shall be used to pay down the note. This note is subordinate to all existing senior indebtedness of the Company. This note is convertible at $0.33 per share and had no beneficial conversion feature at the note date.

Through a series of amendments, the term of the note was extended until December 31, 2016, and waived, through December 31, 2015, the requirement to pay down the note with financing proceeds received by the Company.

As of December 31, 2017, the note is past due and had a balance of $100,000 with accrued and unpaid interest amounting to $80,164 which is included in accrued expenses (See Note 7).

“Lender” Note

On September 18, 2017, in addition to entering into a revolving convertible line of credit (See Note 9), the Company also entered into a secured convertible promissory note with an unaffiliated lender (the “Lender”). The Note bears simple interest at the floating rate per annum equal to the 12 month USD LIBOR index rate quoted from time to time in New York, New York by the Bloomberg Service plus 400 basis points (the “Interest Rate”). The Interest Rate will be adjusted on the first day of each calendar month during the term of the Note to reflect any changes in the 12 month LIBOR rate as quoted at on that day, or if that day is not a business day, on the next business day thereafter. Interest will only accrue on outstanding principal. Accrued unpaid interest is payable monthly on the first calendar day of each month for interest accrued during the previous month, with all outstanding principal and accrued unpaid interest payable in full on or before September 17, 2018 to the extent not converted into shares of the Company’s common stock. The Note is secured by a perfected recorded first priority security interest in all of the Company’s assets, as set forth in a certain Security Agreement by and between the Company and the Lender, dated September 18, 2017. At any time until the Maturity Date, and provided Lender gives the Company written notice of Lender’s election to convert prior to any prepayment of this Note by the Company with respect to converting that portion of this Note covered by the prepayment, the Lender has the right to convert all or any portion of the outstanding principal and accrued interest (the “Conversion Amount”), into such number of fully paid and nonassessable shares of the Company’s common stock as is determined by dividing the Conversion Amount by the greater of (i) fifteen cents ($0.15) or (ii) 75% of the Volume Weighted Average Price of the Company’s common stock that is quoted on a public securities trading market (if more than one, the one with the then highest trading volume), during the five (5) consecutive trading days immediately prior to the date of the Lender’s written notice of its election to convert.

As additional consideration for the loan evidenced by the Note, the Company agreed to issue to the Lender common stock purchase warrants exercisable for a period of three years from the date of issuance with an exercise price equal to $0.15 per share. The number of warrants issuable to the Lender is equal to 25% of the loan Amount divided by fifteen cents ($0.15). As of September 18, 2017, the Company issued 2,500,000 common stock purchase warrants under this provision having a value of $187,142 using the Black-Scholes valuation methodology, and each with a $0.15 exercise price (See Note 15). As a result of this transaction, and including the value of the issued warrants, the Company recorded $232,767 of value of beneficial conversion features, which is recorded as debt discount on the accompanying balance sheet, and is being amortized to interest expense over the term of the note.

During any time when the Note is outstanding, or when the Lender holds any Company stock, or any warrants to acquire Company stock where the combination of both could result in the Lender owning stock with a current value of one million dollars or greater, in the Company, the Lender will have certain review and consulting rights as described in the Note.

As of December 31 2017, the convertible note had a balance, net of $175,668 of debt discount, amounting to $1,324,332 with accrued and unpaid interest amounting to $7,593 which is included in accounts payable.